39 Additional information to the Statement of Cash Flows (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Contract Assets	R$ 1,039,234	R$ 813,450	R$ 778,386
Investment for future capital increase	267,471	87,781
Property, plant and equipment acquisitions	551,162	1,455,318	1,318,336
Right-of-use assets	92,831
Purchases Made in Installments and Not Settled [Member]
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Contract Assets	48,068	50,927	30,312
Property, plant and equipment acquisitions	52,446	R$ 71,454	R$ 123,268
Foz Do Chopim Energetica Ltda [Member]
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Investment for future capital increase	R$ 19,461